Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provisions

(a)	Provisions as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019			2020
	Current		Non-current	Current	Non-current
Provision for bonus payments	￦	76,432	47,237	73,441	48,510
Provision for construction warranties		7,655	162,773	9,662	217,435
Provision for legal contingencies and claims(*1)		6,996	77,488	24,275	63,175
Provision for the restoration(*2)		6,783	80,520	5,307	134,438
Others(*3,*4)		262,471	90,136	330,588	59,411

	￦	360,337	458,154	443,273	522,969

(*1)
The Company recognized probable outflow of resources amounting to
￦
54,228 million and
￦
59,211 million as provisions for legal contingencies and asserted claim in relation to lawsuits against the Company as of December 31, 2019 and 2020, respectively.

(*2)
Due to contamination of lands near the Company’s magnesium smelting plant located in Gangneung province and others, the Company recognized present values of estimated costs for recovery amounting to
￦
17,561 million as provisions for restoration as of December 31, 2020. In order to determine the estimated costs, the Company has assumed that it would use all of technologies and materials available for now to recover the land. In addition, the Company has applied a discount rate of 1.23%~1.43% to measure present value of these costs.

(*3)
As of December 31, 2019 and 2020, POSCO ENERGY CO., LTD., and Korea Fuel Cell, recognized
￦
178,959 million and
￦
80,842 million of provisions for warranties, respectively, for the service contract on fuel cell based on its estimate of probable outflow of resources.

(*4)
As of December 31, 2019 and 2020, the Company has recognized emission liabilities amounting to
￦
50,965 million and
￦
78,646 million, respectively, for expected greenhouse gas emissions exceeding the quantity of free quota emission rights.

Changes in Provisions

(c)	Changes in provisions for the years ended December 31, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)	Beginning	Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦ 73,478	122,714	(86,084)	(3,077)	16,638	123,669
Provision for construction warranties	142,233	53,203	(22,858)	(3,444)	1,294	170,428
Provision for legal contingencies and claims	111,150	26,407	(37,087)	(18,098)	2,112	84,484
Provision for the restoration	89,168	23,559	(13,411)	(14,379)	2,366	87,303
Others	313,460	95,747	(38,260)	(86,458)	68,118	352,607

	￦ 729,489	321,630	(197,700)	(125,456)	90,528	818,491

(*1)	Includes adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2020

(in millions of Won)	Beginning	Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦ 123,669	106,855	(109,835)	(6,334)	7,596	121,951
Provision for construction warranties	170,428	86,691	(23,916)	(5,311)	(795)	227,097
Provision for legal contingencies and claims	84,484	30,894	(16,444)	(9,087)	(2,397)	87,450
Provision for the restoration	87,303	67,501	(6,525)	(15,811)	7,277	139,745
Others	352,607	349,639	(142,440)	(133,294)	(36,513)	389,999

	￦ 818,491	641,580	(299,160)	(169,837)	(24,832)	966,242

(*1)	Includes adjustments of foreign currency translation differences and others.